Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0000917225
Registrant Name	SOLITARIO RESOURCES CORP.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES